Federal Home Loan Bank Advances (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Maturities of Federal Home Loan Bank Advances
2013	$ 28
2014	29
2015	30
2016	32
2017	33
Thereafter	268
[FederalHomeLoanBankAdvancesMaturitiesSummary]	$ 420